Earnings per Share (Schedule of Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Weighted Average number of shares used in calculation of basic / diluted earnings per share	53,826	53,761	53,720